Organization and Summary of Significant Accounting Policies (Details 18) (USD $)	12 Months Ended
Jun. 30, 2013
Exercise Price Range One
Range of options outstanding
Number of Options Outstanding	224,955
Number of Options Exercisable	93,455
Weighted Average Exercise Price Outstanding	$ 20.34
Weighted Average Exercise Price Exercisable	$ 14.84
Weighted Average Remaining Contractual Life Outstanding (In Years)	6 years 3 months 18 days
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 25.64
Exercise Price Range Two
Range of options outstanding
Number of Options Outstanding	46,500
Number of Options Exercisable	46,500
Weighted Average Exercise Price Outstanding	$ 60.33
Weighted Average Exercise Price Exercisable	$ 60.33
Weighted Average Remaining Contractual Life Outstanding (In Years)	1 year 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 56.08
Exercise Price Range, Upper Range Limit	$ 63.25
Total all ranges
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 27.19
Weighted Average Exercise Price Exercisable	$ 29.95